Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 100.3%

Auto Components — 2.6%
American Axle & Manufacturing Holdings, Inc.*	1,659	9,570
Cooper-Standard Holdings, Inc.*(a)	891	11,766
Gentherm, Inc.*	1,426	58,338
Tenneco, Inc., Class A*(a)	1,577	10,945

		90,619

Banks — 26.6%
Bancorp, Inc. (The)*	1,735	14,992
Brookline Bancorp, Inc.	3,104	26,835
CIT Group, Inc.	2,687	47,595
First Hawaiian, Inc.	4,087	59,137
First Horizon National Corp.	14,203	133,935
First Midwest Bancorp, Inc.(a)	6,790	73,195
FNB Corp.	14,442	97,918
Hope Bancorp, Inc.	7,138	54,141
Investors Bancorp, Inc.	19,529	141,777
KeyCorp	6,809	81,234
Simmons First National Corp., Class A	1,305	20,693
TCF Financial Corp.	4,542	106,110
Texas Capital Bancshares, Inc.*	1,429	44,470
United Bankshares, Inc.(a)	1,416	30,401

		932,433

Beverages — 1.5%
Primo Water Corp.	3,599	51,112

Building Products — 4.3%
Builders FirstSource, Inc.*	569	18,571
JELD-WEN Holding, Inc.*	4,133	93,409
Resideo Technologies, Inc.*	3,516	38,681

		150,661

Capital Markets — 0.8%
Janus Henderson Group plc (United Kingdom)	997	21,654
Waddell & Reed Financial, Inc., Class A(a)	489	7,263

		28,917

Chemicals — 5.7%
Cabot Corp.(a)	2,222	80,043
Celanese Corp.	238	25,599
Koppers Holdings, Inc.*	1,442	30,156
Olin Corp.(a)	3,596	44,514
Trinseo SA	768	19,702

		200,014

Commercial Services & Supplies — 4.9%
Brink’s Co. (The)(a)	1,533	62,981
Covanta Holding Corp.	4,811	37,283
Harsco Corp.*	981	13,646
Herman Miller, Inc.	1,840	55,494

		169,404

Communications Equipment — 1.2%
ADTRAN, Inc.	1,594	16,343
CommScope Holding Co., Inc.*	2,714	24,425

		40,768

Construction & Engineering — 1.2%
Granite Construction, Inc.(a)	2,376	41,845

Construction Materials — 0.9%
Eagle Materials, Inc.	381	32,862

Containers & Packaging — 7.8%
Crown Holdings, Inc.*	1,294	99,419
Graphic Packaging Holding Co.	10,086	142,111
Greif, Inc., Class A	818	29,613

		271,143

Electric Utilities — 1.9%
Portland General Electric Co.	1,828	64,892

Electronic Equipment, Instruments & Components — 3.1%
Avnet, Inc.	725	18,724
Dolby Laboratories, Inc., Class A	719	47,683
Flex Ltd.*	2,075	23,115
MTS Systems Corp.	961	18,371

		107,893

Energy Equipment & Services — 0.6%
KLX Energy Services Holdings, Inc.*	293	1,214
Patterson-UTI Energy, Inc.(a)	6,318	18,006
TETRA Technologies, Inc.*	5,698	2,911

		22,131

Equity Real Estate Investment Trusts (REITs) — 9.1%
Alexander & Baldwin, Inc.	952	10,673
Brixmor Property Group, Inc.	5,763	67,365
Chatham Lodging Trust	2,484	18,931
Colony Capital, Inc.(a)	3,332	9,098
Franklin Street Properties Corp.	5,407	19,790
Kite Realty Group Trust	3,443	39,869
Pebblebrook Hotel Trust(a)	3,038	38,069
Rayonier, Inc.	1,972	52,130
Retail Properties of America, Inc., Class A(a)	2,287	13,288
Ryman Hospitality Properties, Inc.	1,351	49,722

		318,935

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	101	6,403

Health Care Providers & Services — 1.2%
Ensign Group, Inc. (The)	722	41,194

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.*(a)	4,866	39,606

Household Durables — 1.6%
TRI Pointe Group, Inc.*	3,006	54,525

Household Products — 1.0%
Energizer Holdings, Inc.(a)	920	36,018

Insurance — 4.6%
Assured Guaranty Ltd.	938	20,143
CNO Financial Group, Inc.	5,276	84,625
Enstar Group Ltd.*	116	18,753

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
White Mountains Insurance Group Ltd.	45	35,332

		158,853

IT Services — 1.4%
Sykes Enterprises, Inc.*	1,444	49,416

Machinery — 3.8%
Enerpac Tool Group Corp.*(a)	883	16,606
Hyster-Yale Materials Handling, Inc.	453	16,824
Kennametal, Inc.(a)	1,261	36,479
Terex Corp.	3,200	61,958

		131,867

Marine — 2.2%
Matson, Inc.(a)	1,924	77,130

Media — 0.1%
John Wiley & Sons, Inc., Class A(a)	71	2,248

Metals & Mining — 0.3%
Commercial Metals Co.	500	9,996

Oil, Gas & Consumable Fuels — 2.5%
PBF Energy, Inc., Class A(a)	758	4,315
Range Resources Corp.(a)	2,959	19,586
WPX Energy, Inc.*	12,967	63,539

		87,440

Paper & Forest Products — 0.6%
PH Glatfelter Co.	1,540	21,201

Software — 0.9%
Verint Systems, Inc.*	633	30,481

Specialty Retail — 0.4%
Designer Brands, Inc., Class A(a)	2,564	13,921

Technology Hardware, Storage & Peripherals — 1.2%
NCR Corp.*	1,913	42,349

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.(a)	666	57,919

Trading Companies & Distributors — 3.3%
Applied Industrial Technologies, Inc.	807	44,473
Beacon Roofing Supply, Inc.*	1,787	55,534
MRC Global, Inc.*	3,267	13,983

		113,990

TOTAL COMMON STOCKS (Cost $4,116,628)		3,498,186

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(b)(c)(Cost $13,903)	13,893	13,903

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(b)(c)	50,972	50,982
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(b)(c)	7,292	7,292

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $58,281)		58,274

TOTAL SHORT-TERM INVESTMENTS (Cost $72,184)		72,177

Total Investments — 102.4% (Cost $4,188,812)		3,570,363
Liabilities in Excess of Other Assets — (2.4)%		(83,014)

Net Assets — 100.0%		3,487,349

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $57,343,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$3,570,363	$–	$–	$3,570,363

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(a)(b)	$65,770	$222,753	$274,618	$(6)	$4	$13,903	13,893	$19	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	86,997	37,000	73,000	(5)	(10)	50,982	50,972	73	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	12,828	46,419	51,955	—	—	7,292	7,292	2	—

Total	$165,595	$306,172	$399,573	$(11)	$(6)	$72,177		$94	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.